Related parties	12 Months Ended
Dec. 31, 2024
Related party transactions [abstract]
Related parties
Note 24. Related parties

Key management personnel compensation
The compensation presented below, granted to the members of the Executive Board and Supervisory Board was recognized in expenses over the period shown:

	For the year ended December 31,
(in thousands of euros)	2024	2023	2022
Salaries, wages and benefits	2,272	1,735	1,464
Share-based payments	3,254	2,386	2,501
Supervisory Board’s fees	392	225	225
Total compensation to related parties	5,918	4,346	4,190
The methods used to measure share-based payments are presented in Note 18.
Related parties
As of December 31, 2024, Johnson & Johnson Innovation – JJDC, an affiliate of Janssen, beneficially owns approximately 11.86% of the outstanding ordinary shares of Nanobiotix. Nanobiotix and Janssen are parties to the Janssen Agreement, the “TSA” and the “AAA”, each as described in this Annual Report. Accordingly Janssen may be considered a related party of Nanobiotix. The parties mutually agreed in the fourth quarter of 2024 on the conditions of the transfer of the global sponsorship of the ongoing NANORAY-312 Phase 3 pivotal trial in head and neck cancer, in preparation for potential regulatory submission in the event of positive trial results. During the transition period, Janssen will progressively take over from the Company the operational conduct and execution responsibility of the study, on a country by country basis, starting November 2024, with the objective to complete the transfer of sponsorship in the short term, while the Company remains liable for the overall costs of the study. The Company will continue to support Janssen in execution of NANORAY-312 clinical study during the transition process and following the sponsorship transfer.
During the fiscal year ended December 31, 2024, the group conducted transactions with Janssen (see Note 4.1. - Global License Agreement with Janssen Pharmaceutica NV and Note 16 - Revenues and other income). The payments between the two companies as well as the liabilities and receivables are as follows :

(in thousands of euros)	Payments	Assets/(Liabilities)
Collection (Janssen towards Nanobiotix SA) / Receivables	24,978	2,974
Payments (Nanobiotix SA towards Janssen) / Payables	—	(35,990)
Total	24,978	(33,016)